Material accounting policy information	6 Months Ended
Dec. 31, 2025
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Material accounting policy information
Note 1. Material accounting policy information
These general purpose financial statements for the interim half-year reporting period ended 31 December 2025 have been prepared in accordance with Australian Accounting Standard AASB 134 Interim Financial Reporting and the Corporations Act 2001, as appropriate for for-profit
oriented entities. Compliance with AASB 134 ensures compliance with International Financial Reporting Standard IAS 34 Interim Financial Reporting.
These general purpose financial statements do not include all the notes of the type normally included in annual financial statements. Accordingly, these financial statements are to be read in conjunction with the annual report for the year ended 30 June 2025 and any public announcements made by the Consolidated entity during the interim reporting period in accordance with the continuous disclosure requirements of the Corporations Act 2001.
The accounting policies adopted are consistent with those of the previous financial year and corresponding interim reporting period, unless otherwise stated.
Classification and initial measurement of financial assets
The Consolidated entity’s other financial liabilities comprise derivatives in respect of prefunded and ordinary warrants. Prefunded and ordinary warrants are measured at fair value through profit or loss. All transactions costs in relation to the warrants are expensed immediately. Changes to the fair value of the instruments post issue will be recognised in profit or loss.
New or amended Accounting Standards and Interpretations adopted
The Consolidated entity has adopted all of the new, revised or amending Accounting Standards and Interpretations issued by the Australian Accounting Standards Board (AASB) that are mandatory for the current reporting period. Any new, revised or amending Accounting Standards or Interpretations that are not yet mandatory have not been early adopted. The adoption of these Accounting Standards and Interpretations did not have any significant impact on the financial performance or position of the Consolidated entity.
Going concern
For the period ended 31 December 2025 the Consolidated Entity incurred a loss after income tax of $12,552,490 (31 December 2024: $10,453,811), was in a net current asset position of $45,612,689 (30 June 2025 net current liability: $9,119,727) and had net cash outflows from operating activities of $9,540,623 (31 December 2024: $8,420,244) for the half-year ended 31 December 2025.
The Directors note the following with regards to the ability of the Consolidated Entity to continue as a going concern:

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During the period, the Company received notifications from Nasdaq regarding non-compliance with the minimum Market Value of Listed Securities requirement. On 18 December 2025, the Nasdaq Office of General Counsel confirmed that the Company had regained compliance with Listing Rule 5550(b) and remained in compliance with all applicable listing standards. Accordingly, the Company’s ADSs continue to trade on The Nasdaq Capital Market.

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The Consolidated Entity continued to access capital markets during the period. Capital raised in the period, including the PIPE entered on 2nd December 2025 which raised US$46.51 million after deducting offering expenses has resulted in a cash balance of AUD 69.46 million at 31 December 2025. The Directors have considered the Consolidated Entity’s cash flow forecasts for a period of at least 12 months from the date of this report, together with available cash and capital-raising mechanisms, and believe that the Group will be able to meet its obligations as and when they fall due.

Accordingly, the financial statements have been prepared on a going concern basis which assumes continuity of normal activities and the realisation of assets and the settlement of liabilities in the ordinary course of business.